DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Additional Information (Details) - Foresight Acquisition Corp [Member] - USD ($)		3 Months Ended	4 Months Ended	9 Months Ended
	Feb. 12, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Oct. 27, 2021	Aug. 19, 2021	May 25, 2021
Entity incorporation, date of incorporation			Aug. 20, 2020	Aug. 20, 2020
Proceeds from issuance of IPO				$ 309,924,999
Proceeds from issuance of Private Placement				$ 8,325,000
Stock issuance costs	$ 6,827,967
Underwriting fees	6,325,000
Other offering costs	$ 502,967
Restricted investments term	185 days
Share price			$ 10.00	$ 10.00
Percentage of redeeming shares of public shares without the company's prior written consent			15.00%
Percentage of public shares to be redeemed on non completion of business combination			100.00%	100.00%
Threshold business days for redemption of public shares			10 days	10 days
Income taxes paid			$ 100,000	$ 100,000
Assets held-in-trust, noncurrent			$ 0	316,264,504
Net working capital				112,898
Franchise tax payable				150,000
Working Capital Loan
Due to related parties				$ 0
Series of Individually Immaterial Business Acquisitions [Member]
Business acquisition, percentage of voting securities							28.60%
Minimum
Percentage of fair market value of target business to asset held in trust account			80.00%	80.00%
Net tangible assets required for consummation of business combination			$ 5,000,001	$ 5,000,001
Minimum | Series of Individually Immaterial Business Acquisitions [Member]
Business acquisition, percentage of voting securities			50.00%	50.00%
Sponsor [Member] | Working Capital Loan
Working capital initial commitment amount					$ 300,000	$ 300,000
Working capital loans additional commitment amount					600,000
Working capital loans commitment amount					$ 900,000
IPO
Proceeds from issuance of IPO	$ 316,250,000
Share price	$ 10.00		$ 10.00
Private Placement [Member] | Sponsor [Member]
Stock issued during period shares	832,500
Shares issued price per share	$ 10.00
Proceeds from issuance of Private Placement	$ 8,325,000
Common Class A
Proceeds from issuance of IPO				$ 316,250,000
Common Class A | IPO
Stock issued during period shares	31,625,000	31,625,000
Shares issued price per share	$ 10.00
Proceeds from issuance of IPO	$ 316,250,000
Common Class A | Over-Allotment Option
Stock issued during period shares	4,125,000
Common Class A | Private Placement [Member]
Stock issued during period shares		832,500